Average Annual Total Returns - Xtrackers Municipal Infrastructure Revenue Bond ETF	Xtrackers Municipal Infrastructure Revenue Bond ETF before tax Inception Date	Xtrackers Municipal Infrastructure Revenue Bond ETF before tax 1 Year	Xtrackers Municipal Infrastructure Revenue Bond ETF before tax 5 Years	Xtrackers Municipal Infrastructure Revenue Bond ETF before tax Since Inception	Xtrackers Municipal Infrastructure Revenue Bond ETF After tax on distributions 1 Year	Xtrackers Municipal Infrastructure Revenue Bond ETF After tax on distributions 5 Years	Xtrackers Municipal Infrastructure Revenue Bond ETF After tax on distributions Since Inception	Xtrackers Municipal Infrastructure Revenue Bond ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers Municipal Infrastructure Revenue Bond ETF After tax on distributions and sale of fund shares 5 Years	Xtrackers Municipal Infrastructure Revenue Bond ETF After tax on distributions and sale of fund shares Since Inception	Solactive Municipal Infrastructure Revenue Bond Index (reflects no deductions for fees, expenses or taxes) 1 Year	Solactive Municipal Infrastructure Revenue Bond Index (reflects no deductions for fees, expenses or taxes) 5 Years	Solactive Municipal Infrastructure Revenue Bond Index (reflects no deductions for fees, expenses or taxes) Since Inception	S&P Municipal Bond Revenue Index (reflects no deductions for fees, expenses or taxes) 1 Year	S&P Municipal Bond Revenue Index (reflects no deductions for fees, expenses or taxes) 5 Years	S&P Municipal Bond Revenue Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Jun. 04, 2013	10.14%	4.56%	4.77%	10.14%	4.56%	4.77%	7.22%	4.16%	4.37%	10.34%	4.95%	5.03%	7.82%	4.06%	4.10%